Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of Due from Related Parties	Due from related parties:
	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending collection	€250	€-	€177,571	€177,821
Long-term investment	-	-	2,550	2,550
Trade receivables	-	-	4,512	4,512
Total	€250	€-	€184,633	€184,883
Due from related parties:
	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending collection	€-	€-	€175,771	€175,771
Long-term investment	-	-	2,550	2,550
Trade receivables	-	-	1,422,952	1,422,952
Total	€-	€-	€1,601,273	€1,601,273

Schedule of Due to Related Parties	Due to related parties:
	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending to pay	€-	€(2,427,823)	€-	€(2,427,823)
Credits pending collection	-	-	(784)	(784)
Trade payable	-	(109,729)	-	(109,729)
Total	€-	€(2,537,552)	€(784)	€(2,538,336)
Due to related parties:
	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending to pay	€-	€(3,800,000)	€-	€(3,800,000)
Credits pending collection	-	72,444	(784)	71,660
Trade payable	-	(119,610)	-	(119,610)
Total	€-	€(3,847,166)	€(784)	€(3,847,950)

Schedule of Transactions with Related Parties	Transactions with related parties during the six months ended June 30, 2024 and 2023 were summarized as follows:
	Senior	Other group
	partner	companies	Total
Sales	€-	€68,980	€68,980
*Services received	467,410	-	467,410
Purchases	-	-	-
	€467,410	€68,980	€536,390
*	Comprised of selling and administrative–related parties of €426,545 and salaries and benefits–related parties of €40,865, which includes stock-based compensation of €32,911 relating to an RSU grant.
	Senior	Other group
	partner	companies	Total
Sales	€-	€184,362	€184,362
Services received	508,590	-	508,590
	€508,590	€184,362	€692,952